Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Allocation of net earnings (loss)					$ (3,541,872)	$ 7,175,980
Basic weighted average shares outstanding	7,018,212	4,424,267	5,354,931	4,398,303	14,490,000	13,133,764
Diluted weighted average shares outstanding	7,018,212	4,424,267	5,354,931	4,398,303	14,490,000	13,133,764
Basic net earnings (loss) per ordinary share	$ (0.61)	$ (0.45)	$ (1.77)	$ (1.09)	$ (0.244)	$ 0.546
Diluted net earnings (loss) per ordinary share	$ (0.61)	$ (0.45)	$ (1.77)	$ (1.09)	$ (0.244)	$ 0.546
Common Class A [Member]
Allocation of net earnings (loss)					$ (2,839,120)	$ 5,605,148
Basic weighted average shares outstanding					11,615,000	10,258,764
Diluted weighted average shares outstanding					11,615,000	10,258,764
Basic net earnings (loss) per ordinary share					$ (0.244)	$ 0.546
Diluted net earnings (loss) per ordinary share					$ (0.244)	$ 0.546
Common Class B [Member]
Allocation of net earnings (loss)					$ (702,753)	$ 1,570,832
Basic weighted average shares outstanding					2,875,000	2,875,000
Diluted weighted average shares outstanding					2,875,000	2,875,000
Basic net earnings (loss) per ordinary share					$ (0.244)	$ 0.546
Diluted net earnings (loss) per ordinary share					$ (0.244)	$ 0.546